Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible Assets, Net
Schedule of intangible assets subject to amortization

	As of December 31,
	2015	2016	2016
	RMB	RMB	USD
Customer contracts	63,004,803	67,291,278	9,691,960
Software	—	16,698,113	2,405,029
Less: Accumulated amortization	(8,012,652)	(26,767,764)	(3,855,360)
Intangible assets subject to amortization	54,992,151	57,221,627	8,241,629

License with indefinite life	—	27,262,901	3,926,674
Foreign currency translation adjustment	(237,979)	(1,411,983)	(203,368)

Intangible assets	54,754,172	83,072,545	11,964,935